Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000123138 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMLNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R4
Trading Symbol	EMLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104422 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R3
Trading Symbol	EMLLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104416 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104417 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class B
Trading Symbol	EMLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104418 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104419 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class I
Trading Symbol	EMLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104421 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R2
Trading Symbol	EMLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104420 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R1
Trading Symbol	EMLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%
Net Assets	$ 448,104,216
Holdings Count | Holding	238
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	448,104,216	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	238	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	43

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	133.7%	(0.9)%	132.8%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Issuer country weightings
	Long	Short	Net
Mexico	12.5%	0.0%	12.5%
Czech Republic	12.3%	0.0%	12.3%
India	12.1%	0.0%	12.1%
Brazil	10.8%	0.0%	10.8%
China	10.4%	0.0%	10.4%
Thailand	9.8%	0.0%	9.8%
South Africa	8.8%	0.0%	8.8%
Colombia	8.6%	0.0%	8.6%
United States	85.3%	(117.3)%	(32.0)%
Other Countries	47.6%	(0.9)%	46.7%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.4%	0.0%	3.4%
AA	3.1%	0.0%	3.1%
A	15.3%	0.0%	15.3%
BBB	43.7%	0.0%	43.7%
BB	20.7%	0.0%	20.7%
B	2.1%	0.0%	2.1%
Not Rated	45.4%	(0.9)%	44.5%
Cash & Cash Equivalents	4.5%	(0.3)%	4.2%
Other	80.0%	(117.0)%	(37.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.